Goodwill and Other Intangible Assets (Details) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	May 03, 2024 USD ($)	Dec. 31, 2022 USD ($)
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill	$ 392,687			$ 392,687				$ 392,687	$ 437,041
Goodwill impairment								137,445
Impairment of goodwill and other intangible assets				1,500	[1]	$ 27,681	[1]	105,373	70,333
Amortization expense	6,674	$ 8,389		21,127		26,539		34,915	39,663
Estimated future amortization expense remainder of fiscal year	6,356			6,356
Estimated future amortization expense, year one	24,554			24,554				24,512
Estimated future amortization expense, year two	23,272			23,272				23,230
Estimated future amortization expense, year three	20,096			20,096				20,055
Estimated future amortization expense, year four	15,470			15,470				15,428
Estimated future amortization expense, after year four	20,297			20,297				20,292
Impairment of goodwill and tradenames				$ 1,500		$ 27,681		105,373	70,333
Acquisition of other businesses									2,428
Estimated future amortization expense next 12 months								26,829
Impairment of intangible assets								$ 16,028	1,733
Measurement Input, Growth Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Reporting unit, measurement input	0.035			0.035
Measurement Input, Discount Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Reporting unit, measurement input	0.222			0.222
Measurement Input, Royalty Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Reporting unit, measurement input	0.015			0.015
Fair value measurement, royalty rate								2.00%
Operating Segments [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment								$ 26,681
Other								1,636
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Other									(3,927)
Indefinite-Lived Intangible Assets [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Impairment of goodwill and other intangible assets			$ 1,000					22,000	5,000
Goodwill [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Impairment of goodwill and other intangible assets			$ 26,681						84,345
Capital Markets [Member] | Operating Segments [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill	$ 161,486			$ 161,486				161,486
Other								(532)
Wealth Management [Member] | Operating Segments [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill	37,334			37,334				37,334
Reclassified as held for sale								(13,861)
Communications [Member] | Operating Segments [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill	193,867			193,867				193,867
Other									672
E-Commerce [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment								57,664
E-Commerce [Member] | Operating Segments [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill									3,280			$ 4,779
Goodwill impairment
Impairment of goodwill and tradenames								73,692
Acquisition of other businesses								56,028
Other									(3,927)
Other Operating Segment [Member] | Operating Segments [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill								392,687	437,041			$ 486,940
Goodwill impairment								(84,345)	(53,100)
Other								1,104	773
Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Reclassified as held for sale								(3,280)
Targus [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Impairment of goodwill and other intangible assets								$ 68,600
Goodwill, purchase accounting adjustments									4,028
Targus [Member] | Measurement Input, Growth Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Fair value measurement, growth rate								4.00%
Targus [Member] | Indefinite-Lived Intangible Assets [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Impairment of goodwill and other intangible assets								$ 4,000	15,500
Targus [Member] | Goodwill [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Impairment of goodwill and other intangible assets									$ 53,100
Nogin Inc. [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill	$ 56,028			$ 56,028							$ 56,028
Impairment of goodwill and other intangible assets								57,664
Goodwill, purchase accounting adjustments								$ 1,636
Nogin Inc. [Member] | Measurement Input, Growth Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Fair value measurement, growth rate								3.00%
Minimum [Member] | Targus [Member] | Measurement Input, Discount Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Fair value measurement, discount rate								16.00%
Minimum [Member] | Nogin Inc. [Member] | Measurement Input, Discount Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Fair value measurement, discount rate								16.00%
Maximum [Member] | Measurement Input, Discount Rate [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Fair value measurement, discount rate									21.00%
Consumer Products [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment								$ 79,781
E-Commerce [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment								$ 57,664
Trade Names [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Indefinite-lived intangible assets (excluding goodwill), fair value disclosure										$ 13,000

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.